DERIVATIVE WARRANT LIABILITY (Details) - USD ($)						9 Months Ended	12 Months Ended
	May 04, 2015	May 01, 2015	Jan. 21, 2015	Sep. 24, 2014	Jan. 21, 2014	Sep. 30, 2017	Dec. 31, 2016	Sep. 21, 2016	Dec. 31, 2015	Dec. 31, 2014
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Warrants to purchase							100,000
Investment Warrants, Exercise Price (in Dollars per share)							$ 0.78
Common Stock, Shares, Issued						20,881,605	17,128,778		14,915,421
Proceeds from Warrant Exercises (in Dollars)						$ 668,750	$ 250,000
Share Price (in Dollars per share)	$ 3.50	$ 3.75					$ 3.20	$ 1.20		$ 5.02
Series C Warrants [Member] | Full Circle [Member]
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Derivative, Fixed Interest Rate								12.00%
Fully-vested Warrants (in Dollars)					$ 500,000
Warrants to purchase			1,215,000	1,400,000	1,000,000
Investment Warrants, Exercise Price (in Dollars per share)				$ 4.00	$ 5.50
Common Stock, Shares, Issued	25,000	100,000	660,263
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised		160,000
Proceeds from Warrant Exercises (in Dollars)	$ 100,000
Share Price (in Dollars per share)	$ 4.00
8111 Services, Legal Services [Member] | Series C Warrants [Member] | Full Circle [Member]
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Proceeds from Issuance of Debt (in Dollars)					$ 100,000